Quarterly portfolio holdings
John Hancock
Fundamental Equity Income Fund
U.S. equity
June 30, 2026
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Fund’s investments

As of 6-30-26 (unaudited)
	Shares	Value
Common stocks 93.8%		$6,534,563
(Cost $5,736,459)
Communication services 6.5%		456,269
Diversified telecommunication services 2.3%
Comcast Corp., Class A	6,697	164,411
Interactive media and services 4.2%
Alphabet, Inc., Class A	544	194,409
Meta Platforms, Inc., Class A	173	97,449
Consumer discretionary 13.4%		933,131
Automobile components 0.5%
Mobileye Global, Inc., Class A (A)	3,159	30,579
Broadline retail 2.5%
Amazon.com, Inc. (A)	734	174,942
Hotels, restaurants and leisure 4.8%
Domino’s Pizza, Inc.	122	36,117
Las Vegas Sands Corp.	663	30,624
Sodexo SA, ADR	7,019	81,140
Starbucks Corp.	544	55,591
Vail Resorts, Inc.	977	133,019
Household durables 2.4%
Lennar Corp., Class A	1,818	164,511
Specialty retail 1.0%
Lowe’s Companies, Inc.	327	72,100
Textiles, apparel and luxury goods 2.2%
LVMH Moet Hennessy Louis Vuitton SE, ADR	1,397	154,508
Consumer staples 3.5%		241,494
Beverages 1.3%
Diageo PLC, ADR	1,093	87,855
Consumer staples distribution and retail 0.5%
Walmart, Inc.	291	32,959
Food products 0.7%
Danone SA, ADR	2,809	45,899
Household products 0.5%
Reynolds Consumer Products, Inc.	1,398	37,536
Personal care products 0.5%
Kenvue, Inc.	1,949	37,245
Energy 6.9%		478,557
Oil, gas and consumable fuels 6.9%
Cheniere Energy, Inc.	902	215,588
Kinder Morgan, Inc.	2,676	85,552
Suncor Energy, Inc.	2,752	147,727
Valero Energy Corp.	114	29,690
Financials 16.1%		1,118,761
Banks 3.8%
Bank of America Corp.	976	55,612
Citigroup, Inc.	718	100,491
First Hawaiian, Inc.	1,578	46,235
Wells Fargo & Company	752	62,145
Capital markets 9.4%
KKR & Company, Inc.	1,735	159,238
Morgan Stanley	399	83,407
2	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
Nasdaq, Inc.	1,920	$151,334
S&P Global, Inc.	172	70,049
State Street Corp.	399	67,670
The Blackstone Group, Inc.	577	67,896
The Goldman Sachs Group, Inc.	51	51,580
Consumer finance 1.3%
American Express Company	274	92,681
Insurance 1.6%
Arthur J. Gallagher & Company	481	110,423
Health care 19.4%		1,354,959
Health care equipment and supplies 4.8%
Abbott Laboratories	612	55,533
Becton, Dickinson and Company	808	122,275
Zimmer Biomet Holdings, Inc.	1,824	157,028
Health care providers and services 6.2%
Elevance Health, Inc.	492	190,271
McKesson Corp.	108	81,605
UnitedHealth Group, Inc.	381	158,355
Life sciences tools and services 1.6%
Thermo Fisher Scientific, Inc.	181	90,746
Waters Corp. (A)	59	22,127
Pharmaceuticals 6.8%
Bristol-Myers Squibb Company	2,510	144,626
GSK PLC, ADR	2,809	147,248
Haleon PLC, ADR	11,057	103,162
Merck & Company, Inc.	638	81,983
Industrials 9.0%		628,442
Air freight and logistics 1.9%
United Parcel Service, Inc., Class B	1,221	131,258
Electrical equipment 2.1%
Regal Rexnord Corp.	604	143,867
Ground transportation 0.8%
Union Pacific Corp.	215	58,480
Machinery 2.1%
Fortive Corp.	1,832	111,917
Otis Worldwide Corp.	482	34,511
Trading companies and distributors 2.1%
United Rentals, Inc.	131	148,409
Information technology 10.9%		760,531
Electronic equipment, instruments and components 1.1%
CDW Corp.	534	75,102
Semiconductors and semiconductor equipment 5.0%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	323	154,255
Texas Instruments, Inc.	652	194,342
Software 4.8%
Adobe, Inc. (A)	173	35,468
Microsoft Corp.	438	163,383
Oracle Corp.	422	61,844
Salesforce, Inc.	486	76,137
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | QUARTERLY REPORT	3

	Shares	Value
Materials 2.2%		$151,106
Chemicals 2.2%
LyondellBasell Industries NV, Class A	2,870	151,106
Real estate 5.9%		411,313
Specialized REITs 5.9%
American Tower Corp.	734	120,060
Crown Castle, Inc.	2,671	202,275
Millrose Properties, Inc., Class A	2,961	88,978

	Yield (%)	Shares	Value
Short-term investments 5.8%			$406,424
(Cost $406,529)
Short-term funds 5.8%			406,424
John Hancock Collateral Trust (B)	3.6026(C)	40,645	406,424

Total investments (Cost $6,142,988) 99.6%	$6,940,987
Other assets and liabilities, net 0.4%	27,353
Total net assets 100.0%	$6,968,340

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 6-30-26.
The fund had the following country composition as a percentage of net assets on 6-30-26:
United States	86.3%
United Kingdom	4.9%
France	4.1%
Taiwan	2.2%
Canada	2.1%
Other countries	0.4%
TOTAL	100.0%
4	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of June 30, 2026, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	40,645	$396,114	$183,645	$(173,234)	$(44)	$(57)	$3,772	—	$406,424
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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